Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.3%
129,163	iShares 20+ Year Treasury Bond ETF	$13,232,749	3.0
173,994	Schwab U.S. TIPS ETF	9,012,889	2.0
161,524	Vanguard Russell 1000 Growth ETF	8,756,216	2.0
98,940	Vanguard S&P 500 ETF	32,482,002	7.3

	Total Exchange-Traded Funds
	(Cost $75,393,717)	63,483,856	14.3

MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 85.3%
1,926,309	Voya Global Bond Fund - Class R6	13,561,217	3.0
12,420,630	Voya Intermediate Bond Fund - Class R6	105,326,942	23.7
2,176,116	Voya Multi-Manager Emerging Markets Equity Fund - Class I	17,517,737	3.9
2,734,561	Voya Multi-Manager International Equity Fund - Class I	21,056,117	4.7
4,738,007	Voya Multi-Manager International Factors Fund - Class I	34,208,412	7.7
778,368	Voya Multi-Manager Mid Cap Value Fund - Class I	6,584,991	1.5
139,750	(1) Voya Small Cap Growth Fund - Class R6	4,349,976	1.0
355,411	(1) Voya Small Company Fund - Class R6	4,073,006	0.9
2,205,645	Voya U.S. High Dividend Low Volatility Fund - Class R6	22,299,071	5.0
3,042,000	Voya U.S. Stock Index Portfolio - Class I	45,295,377	10.2
4,438,967	VY® BrandywineGLOBAL - Bond Portfolio - Class I	41,282,389	9.3
1,867,798	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	44,677,732	10.0
826,245	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,692,582	1.5
211,616	VY® T. Rowe Price Growth Equity Portfolio - Class I	12,707,552	2.9

	Total Mutual Funds
	(Cost $478,836,497)	379,633,101	85.3

	Total Investments in Securities (Cost $554,230,214)	$443,116,957	99.6
	Assets in Excess of Other Liabilities	1,951,907	0.4
	Net Assets	$445,068,864	100.0

(1)	Non-income producing security.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$63,483,856	$–	$–	$63,483,856
Mutual Funds	379,633,101	–	–	379,633,101
Total Investments, at fair value	$443,116,957	$–	$–	$443,116,957
Other Financial Instruments+
Futures	1,580,922	–	–	1,580,922
Total Assets	$444,697,879	$–	$–	$444,697,879
Liabilities Table
Other Financial Instruments+
Futures	$(1,368,124)	$–	$–	$(1,368,124)
Total Liabilities	$(1,368,124)	$–	$–	$(1,368,124)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$18,139,252	$1,376,928	$(2,126,577)	$(3,828,386)	$13,561,217	$480,202	$(374,268)	$-
Voya High Yield Bond Fund - Class R6	30,835,364	129,047	(29,418,976)	(1,545,435)	-	125,415	752,693	-
Voya Intermediate Bond Fund - Class R6	128,175,110	36,882,548	(40,004,608)	(19,726,108)	105,326,942	2,741,202	(5,120,780)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	23,440,922	4,045,377	(2,335,827)	(7,632,735)	17,517,737	-	(248,914)	-
Voya Multi-Manager International Equity Fund - Class I	29,947,377	3,836,910	(2,586,240)	(10,141,930)	21,056,117	-	37,444	-
Voya Multi-Manager International Factors Fund - Class I	54,811,137	3,268,212	(11,546,274)	(12,324,663)	34,208,412	-	(1,238,082)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	9,492,954	414,228	(1,095,600)	(2,226,591)	6,584,991	-	390,915	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	28,326,919	2,904,910	(5,026,465)	(3,906,293)	22,299,071	273,683	(192,060)	-
Voya U.S. Stock Index Portfolio - Class I	59,785,292	13,830,460	(7,063,003)	(21,257,372)	45,295,377	29,774	1,596,140	5,198,653
Voya Small Cap Growth Fund - Class R6	-	5,097,346	(175,418)	(571,952)	4,349,976	-	(6,115)	-
Voya Small Company Fund - Class R6	-	5,097,346	(182,444)	(841,896)	4,073,006	-	(13,254)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	60,808,246	8,631,064	(19,403,879)	(8,753,042)	41,282,389	442,563	1,423	2,226,240
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	12,179,759	2,892,336	(15,169,534)	97,439	-	626	(3,561,870)	1,824,323
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	61,804,860	7,211,018	(7,913,736)	(16,424,410)	44,677,732	39,455	760,756	6,237,991
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	8,947,441	3,554,266	(1,371,512)	(4,437,613)	6,692,582	-	(14,957)	1,819,876
VY® T. Rowe Price Growth Equity Portfolio - Class I	30,033,341	9,780,974	(13,660,508)	(13,446,255)	12,707,552	-	970,415	2,628,922
	$556,727,974	$108,952,970	$(159,080,601)	$(126,967,242)	$379,633,101	$4,132,920	$(6,260,514)	$19,936,005

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	103	12/16/22	$8,599,470	$(1,255,276)
U.S. Treasury 2-Year Note	36	12/30/22	7,394,063	(112,848)
			$15,993,533	$(1,368,124)
Short Contracts:
MSCI EAFE Index	(52)	12/16/22	(4,317,560)	474,926
S&P 500® E-Mini	(60)	12/16/22	(10,804,500)	1,105,996
			$(15,122,060)	$1,580,922

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $561,534,479.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,066,206
Gross Unrealized Depreciation	(120,270,930)
Net Unrealized Depreciation	$(118,204,724)